Accrued Liabilities And Other Current Liabilities - Summary of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 74,970	$ 11,764	¥ 39,497
Interests payable	830	130	711
Accrued reimbursement expenses	27,918	4,381	25,991
Professional service fees	3,314	520	5,695
Other taxes and surcharge	7,692	1,207	6,989
Others	13,168	2,068	4,765
Accrued liabilities and other liabilities	¥ 127,892	$ 20,070	¥ 83,648